Commitments and Contingencies - Future minimum capital lease payments (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Future minimum payments on capital leases:
2014	$ 12,515
2015	12,828
2016	13,149
2017	13,477
2018	13,815
2019 - 2028	149,686
Total minimum future lease payments	$ 215,470